Rights of use of assets (Details 4)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Average discount rate	10.61%
Center of Operations in Israel Average discount rate	3.00%
Bottom of range [member]
Statement Line Items [Line Items]
Center of Operations in Argentina Maturity date	2023
Maturity date	2022
Maximum [Member]
Statement Line Items [Line Items]
Center of Operations in Argentina Maturity date	2041
Maturity date	2090